RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Partnership Management Fee and Reporting Fee [Line Items]
Gross Management Fee	$ 542,737	$ 719,884
Asset Management and Reporting Fee	192,394	207,705
Partnership Management Fee net of Asset Management and Reporting Fee	350,343	512,179
Series Seven [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Nine [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Management Fee	82,528	108,121
Asset Management and Reporting Fee	9,889	18,358
Partnership Management Fee net of Asset Management and Reporting Fee	72,639	89,763
Series Ten [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Management Fee	72,329	92,376
Asset Management and Reporting Fee	23,919	11,657
Partnership Management Fee net of Asset Management and Reporting Fee	48,410	80,719
Series Eleven [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Management Fee	114,585	118,632
Asset Management and Reporting Fee	39,646	31,946
Partnership Management Fee net of Asset Management and Reporting Fee	74,939	86,686
Series Twelve [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Management Fee	91,199	123,035
Asset Management and Reporting Fee	45,424	59,562
Partnership Management Fee net of Asset Management and Reporting Fee	45,775	63,473
Series Fourteen [Member]
Partnership Management Fee and Reporting Fee [Line Items]
Gross Management Fee	182,096	277,720
Asset Management and Reporting Fee	73,516	86,182
Partnership Management Fee net of Asset Management and Reporting Fee	$ 108,580	$ 191,538